Segment Information - Summary of Geographical Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Sales revenues	¥ 50,684,952	¥ 48,036,704	¥ 45,095,325
Non-current assets	19,788,499	17,704,029	16,486,260
Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	50,684,952	48,036,704	45,095,325
Japan [Member]
Disclosure of geographical areas [line items]
Non-current assets	6,525,712	6,246,879	5,827,404
Japan [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	10,985,614	10,719,120	10,193,556
United States [Member]
Disclosure of geographical areas [line items]
Non-current assets	8,388,696	7,242,318	6,679,478
United States [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	18,493,969	16,981,710	15,784,361
Other [Member]
Disclosure of geographical areas [line items]
Non-current assets	4,874,091	4,214,833	3,979,378
Other [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	¥ 21,205,369	¥ 20,335,874	¥ 19,117,407